Acquisitions (Details2) (USD $) In Thousands, unless otherwise specified	Jul. 25, 2011
ACQUISITIONS [Abstract]
consideration paid for acquisition of noncontrolling interests	$ 8,500
consideration paid including transaction expenses	8,638
Settlement of indebtedness	53,155
Difference between carrying value and fair value of noncontrolling interests	10,850
Carrying value of noncontrolling interests	$ 19,488